Expense Example - NEOS Long/Short Equity Income ETF [Member]	Dec. 05, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 292
Expense Example, with Redemption, 3 Years	$ 895